UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1.	Schedule of Investments.

Schedule of Investments

March 31, 2006 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 82.1%

Allianz NACM International Fund - I	274,700		5,991,205
American Beacon Large Cap Value Fund	100		2,086
American - The Growth Fund of America	192,814		6,210,532
Artisan Mid Cap Value Fund	122,209		2,418,513
Federated Kaufmann Small Cap Fund - A	93,974		2,360,638
First American Mid Cap Growth Opportunities Fund	178,084		7,607,754
Goldman Sachs Structured Large Cap Value Fund - I	813,216		11,124,793
iShares Russell 1000 Growth Index Fund	37,500		1,977,750
SSgA International Stock Selection Fund	329,784		4,000,279

Total Registered Investment Companies	(Cost $40,484,418)		41,693,550

U.S. Government Obligations - 1.0%

U.S. Treasury Bill, 4.50%, due 06/08/2006*	500,000		495,678

Total U.S. Government Obligations	(Cost $495,925)		495,678

Repurchase Agreements - 5.0%

Morgan Stanley DW, Inc., 4.935%, 04/03/2006, (Collateralized by $2,521,000 various Commercial Papers, Certificates of Deposit, Treasury Strip, FNMAs and FHLMCs, at 4.00% - 5.50%, due 04/05/2006 - 08/15/2021, value - $2,571,488) purchase date 3/31/2006	2,521,000		2,521,000

Total Repurchase Agreements	(Cost $2,521,000)		2,521,000

Total Investments - 88.1%	(Cost $43,501,343	)(a)	44,710,228

Other Assets less Liabilities - 11.9%			6,056,296

Total Net Assets - 100.0%			50,766,524

Trustee Deferred Compensation**

The Flex-funds Dynamic Growth Fund	2,648		23,435
The Flex-funds Quantex Fund	1,624		30,125
The Flex-funds Muirfield Fund	5,891		32,224
The Flex-funds Total Return Utilities Fund	543		10,713

Total Trustee Deferred Compensation	(Cost $74,876)		96,497

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2006, notional value $3,258,250	10		(20,612)

Total Futures Contracts			(20,612)

(a)      Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $161,921. Cost for federal income tax purposes of $43,663,264 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,330,742
Unrealized depreciation	(283,778)

Net unrealized appreciation (depreciation)	$1,046,964

# Represents non-income producing securities.

* Pledged as collateral on futures contracts.

** Assets of affiliates to The Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2006 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Common Stocks - 99.4%

Electric Utility 18.2%
Energy East Corp.	35,310	858,033
IDACORP, Inc.	17,745	577,067
MDU Resources Group, Inc.	17,445	583,535
Northeast Utilities	27,190	531,021
Pepco Holdings, Inc.	16,900	385,151
Sierra Pacific Resources	87,280	1,205,337

	(Cost 3,714,674)	4,140,144

Independent Power Producer 3.5%
Dynegy, Inc.	72,075	345,960
NRG Energy, Inc.	10,010	452,652

	(Cost 774,843)	798,612

Natural Gas Distribution 18.5%
AGL Resources, Inc.	21,065	759,393
ATMOS Energy Corp.	15,145	398,768
NiSource, Inc.	38,120	770,786
ONEOK, Inc.	22,695	731,914
Peoples Energy Corp.	6,290	224,176
Southern Union Co.	18,635	462,707
Vectren Corp.	21,540	568,225
WGL Holdings, Inc.	8,575	260,852

	(Cost 3,642,877)	4,176,821

Oil Exploration & Production 12.3%
Anadarko Petroleum Corp.	6,365	642,929
Pioneer Natural Resources Co.	20,750	918,188
Ultra Petroleum Corp. #	19,715	1,228,441

	(Cost 1,598,092)	2,789,558

Pipelines 16.5%
Enterprise Products Partners, L.P.	23,096	570,240
Equitable Resources, Inc.	18,805	686,571
Kinder Morgan Energy Partners, L.P.	19,518	940,377
National Fuel Gas Co.	19,315	631,987
Questar Corp.	13,515	946,726

	(Cost 2,672,393)	3,775,901

Telephone & Telecommunications 28.9%
AT&T, Inc.	24,695	667,753
Brasil Telecom - ADR	11,855	430,218
China Mobile Limited - ADR	21,505	570,743
Cypress Semiconductor Corp. #	16,900	286,455
Deutsche Telekom AG	26,535	446,318
ESCO Technologies, Inc.#	9,915	502,195
Nokia Corp. - ADR	26,455	548,148
PT Telekomunikasi Indonesia - ADR	22,280	675,307

Schedule of Investments

March 31, 2006 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Sprint Nextel Corp.	22,215		574,036
Telefonos de Mexico SA de CV - ADR	23,710		533,001
Telstra Corp., Ltd. - ADR	30,515		409,206
Verizon Communications, Inc.	17,620		600,136
Vimpel-Communications OAO - ADR #	7,410		318,704

	(Cost 5,760,563)		6,562,220

Water Utility - 1.5%
United Utilities PLC - ADR	14,280		346,290

	(Cost 253,492)		346,290

Total Common Stocks	(Cost $18,416,934)		22,589,546

Repurchase Agreements - 0.2%

Morgan Stanley DW, Inc., 4.935%, 04/03/2006, (Collateralized by $44,000 various Commercial Papers, Certificates of Deposit, Treasury Strip, FNMAs and FHLMCs, at 4.00% - 5.50%, due 04/05/2006 - 08/15/2021, value - $44,881) purchase date 3/31/2006	44,000		44,000

Total Repurchase Agreements	(Cost $44,000)		44,000

Total Investments - 99.6%	(Cost $18,460,934	)(a)	22,633,546

Other Assets less Liabilities - 0.4%			86,622

Total Net Assets - 100.0%			22,720,168

Trustee Deferred Compensation*

The Flex-funds Dynamic Growth Fund	921		8,151
The Flex-funds Quantex Fund	558		10,351
The Flex-funds Muirfield Fund	2,047		11,197
The Flex-funds Total Return Utilities Fund	171		3,374

Total Trustee Deferred Compensation	(Cost $25,493)		33,073

(a)      Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,538,812
Unrealized depreciation	(366,200)

Net unrealized appreciation (depreciation)	$4,172,612

ADR American Depositary Receipt

# Represents non-income producing securities.

* Assets of affiliates to The Total Return Utilities Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2006 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Common Stocks - 97.2%

Basic Materials - 8.3%
Allegheny Technologies, Inc.	4,000	244,720
Ashland, Inc.	2,600	184,808
Eastman Chemical Co.	3,000	153,540
Engelhard Corp.	4,000	158,440
Hercules, Inc. #	13,900	191,820
Int’l Flavors & Fragrances, Inc.	4,700	161,304
Louisiana Pacific Corp.	5,700	155,040
Sigma - Aldrich Corp.	2,400	157,896

	(Cost 1,154,593)	1,407,568

Communications - 13.7%
ADC Telecom., Inc. #	6,814	174,370
Andrew Corp.	15,000	184,200
Avaya, Inc. #	14,300	161,590
CenturyTel, Inc.	4,700	183,864
Ciena Corp. #	51,200	266,752
Citizens Communications Co.	13,000	172,510
Dow Jones & Co., Inc.	4,000	157,200
EW Scripps Co.	3,100	138,601
Interpublic Group of Cos., Inc.	15,800	151,048
JDS Uniphase Corp. #	66,100	275,637
Knight Ridder, Inc.	2,400	151,704
Meredith Corp.	3,000	167,370
New York Times Co.	5,700	144,267

	(Cost 1,875,841)	2,329,113

Consumer Cyclical - 15.2%
Autonation, Inc. #	7,000	150,850
Big Lots, Inc. #	12,600	175,896
Brunswick Corp.	3,800	147,668
Circuit City Stores, Inc.	6,400	156,672
Cooper Tire & Rubber Co.	10,200	146,268
Dana Corp.	22,900	34,579
Dillards, Inc.	6,100	158,844
Family Dollar Stores, Inc.	6,100	162,260
Hasbro, Inc.	7,600	160,360

Schedule of Investments

March 31, 2006 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Jones Apparel Group, Inc.	5,200	183,924
Liz Claiborne, Inc.	4,400	180,312
Maytag Corp.	8,200	174,906
Navistar International Corp. #	5,600	154,448
OfficeMax, lnc.	6,400	193,088
RadioShack Corp.	7,200	138,456
Sabre Holdings Corp.	6,700	157,651
The Goodyear Tire & Rubber Co. #	8,600	124,528

	(Cost 2,508,212)	2,600,710

Consumer Noncyclical - 15.5%
Alberto - Culver Co.	3,400	150,382
Bausch & Lomb, Inc.	2,300	146,510
Chiron Corp. #	3,400	155,754
Convergys Corp. #	9,800	178,458
Estee Lauder Cos. Inc./The	4,100	152,479
King Pharmaceuticals, Inc. #	8,800	151,800
Manor Care, Inc.	3,900	172,965
McCormick & Co., Inc.	4,900	165,914
Millipore Corp.	2,300	168,038
Molson Coors Brewing Co.	2,300	157,826
Mylan Laboratories, Inc.	7,700	180,180
Patterson Cos., Inc. #	4,500	158,400
Pepsi Bottling Group, Inc.	5,300	161,067
Supervalu, Inc.	4,900	151,018
Tenet Healthcare Corp.	19,900	146,862
Tyson Foods, Inc.	8,900	122,286
Watson Pharmaceuticals, lnc. #	4,600	132,204

	(Cost 2,394,813)	2,652,143

Energy - 1.9%
Dynegy, Inc.	31,600	151,680
Rowan Cos., Inc.	3,900	171,444

	(Cost 214,465)	323,124

Financial - 4.1%
Apartment Investment & Management Co.	3,900	182,910
Federated Investors, Inc.	4,200	164,010

Schedule of Investments

March 31, 2006 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)
First Horizon National Corp.	3,900	162,435
Janus Capital Group, Inc.	8,200	189,994
Wachovia Corp. Pref. Dividend Equalization	1,700	0

	(Cost 523,918)	699,349

Industrial - 19.9%
Allied Waste Industries, Inc.	17,500	214,200
American Power Conversion Corp.	7,000	161,770
Ball Corp.	3,800	166,554
Bemis Co.	5,200	164,216
Cummins, Inc.	1,800	189,180
Leggett & Platt, Inc.	6,600	160,842
Molex, Inc.	5,900	195,880
Pactiv Corp.	7,200	176,688
Pall Corp.	5,800	180,902
PerkinElmer, lnc.	6,800	159,596
Ryder System, Inc.	3,800	170,164
Sanmina - SCI Corp.	37,400	153,340
Sealed Air Corp.	2,700	156,249
Snap - On, Inc.	4,300	163,916
Solectron Corp. #	41,800	167,200
Stanley Works / The	3,000	151,980
Symbol Technologies, Inc.	12,400	131,192
Tektronix, Inc.	5,000	178,550
Thermo Electron Corp.	5,000	185,450
Waters Corp.	4,000	172,600

	(Cost 2,876,067)	3,400,469

Technology - 13.5%
Applied Micro Circuits Corp. #	59,900	243,793
BMC Software, Inc. #	7,400	160,284
Compuware Corp. #	15,900	124,497
Gateway, Inc. #	58,600	128,334
LSI Logic Corp.	18,300	211,548
Mercury Interactive Corp. #	5,800	201,840
Novell, Inc.	17,100	131,328
Novellus Systems, Inc. #	6,400	153,600
Parametric Technology Corp.	9,840	160,687
PMC - Sierra, Inc. #	20,000	245,800

Schedule of Investments

March 31, 2006 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)		Value ($)
QLogic Corp. #	9,600		185,760
Teradyne, Inc. #	10,600		164,406
Unisys Corp. #	28,100		193,609

	(Cost 1,865,904)		2,305,486

Utilities - 5.1%
Centrepoint Energy, Inc.	11,800		140,774
CMS Energy Corp.	10,300		133,385
Nicor, Inc.	3,900		154,284
Peoples Energy Corp.	4,400		156,816
Pinnacle West Capital Corp.	3,700		144,670
TECO Energy, Inc.	8,800		141,856

	(Cost 895,261)		871,785

Total Common Stocks	(Cost $14,309,074)		16,589,747

U.S. Government Obligations - 1.7%

U.S. Treasury Bill,
4.50%, due 06/08/2006 *	300,000		297,407

Total U.S. Government Obligations	(Cost $297,545)		297,407

Repurchase Agreements - 1.1%

Morgan Stanley DW, Inc., 4.935%, 04/03/2006, (Collateralized by $192,000 various Commercial Papers, Certificates of Deposit, Treasury Strip, FNMAs and FHLMCs, at 4.00% - 5.50%, due 04/05/2006 - 08/15/2021, value - $195,845) purchase date 03/31/2006	192,000		192,000

Total Repurchase Agreements	(Cost $192,000)		192,000

Total Investments - 100.0%	(Cost $14,798,619	)(a)	17,079,154

Liabilities less Other Assets - (0.0%)			(6,761)

Total Net Assets - 100.0%			17,072,393

Schedule of Investments

March 31, 2006 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Trustee Deferred Compensation**

The Flex-funds Dynamic Growth Fund	1,365	12,080
The Flex-funds Quantex Fund	768	14,246
The Flex-funds Muirfield Fund	2,974	16,268
The Flex-funds Total Return Utilities Fund	272	5,367

Total Trustee Deferred Compensation	(Cost $36,713)	47,961

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Russell 2000 expiring June 2006, notional value $385,900	1	900

Total Futures Contracts		900

(a)      Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,766,565
Unrealized depreciation	(486,030)

Net unrealized appreciation (depreciation)	$2,280,535

ADR American Depositary Receipt

# Represents non-income producing securities.

* Pledged as collateral on Futures Contracts.

** Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2006 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 65.1%

Allianz NACM International Fund - I	154,107		3,361,071
American Growth Fund of America - A	58,591		1,887,227
Federated Kaufmann Small Cap Fund - A	33,400		839,004
First American Mid Cap Growth Fund	39,289		1,678,427
Goldman Sachs Mid Cap Value Fund	23,216		861,326
iShares Russell 1000 Growth Index Fund	6,300		332,262
iShares Russell 1000 Value Index Fund	27,300		1,995,903
Munder Mid Cap Core Growth Fund - A	26,482		663,632

Total Registered Investment Companies	(Cost $11,048,300)		11,618,852

U.S. Government Obligations - 2.2%

U.S. Treasury Bill, 4.50%, due 06/08/2006 *	400,000		396,542

Total U.S. Government Obligations	(Cost $396,750 )		396,542

Repurchase Agreements - 8.6%

Morgan Stanley DW, Inc., 4.935%, 04/03/2006, (Collateralized by $1,529,000 various Commercial Papers, Certificates of Deposit, Treasury Strip, FNMAs and FHLMCs, at 4.00% - 5.50%, due 04/05/2006 - 08/15/2021, value - $1,559,622) purchase date 03/31/2006	1,529,000		1,529,000

Total Repurchase Agreements	(Cost $1,529,000)		1,529,000

Total Investments - 75.9%	(Cost $12,974,050	)(a)	13,544,394

Other Assets less Liabilities - 24.1%			4,293,108

Total Net Assets - 100.0%			17,837,502

Trustee Deferred Compensation**

The Flex-funds Dynamic Growth Fund	619		5,478
The Flex-funds Muirfield Fund	1,428		7,811
The Flex-funds Quantex Fund	415		7,698
The Flex-funds Total Return Utilities Fund	96		1,894

Total Trustee Deferred Compensation	(Cost $18,477 )		22,881

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2006, notional value $2,280,775	7		(14,428)

Total Futures Contracts			(14,428)

(a)      Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$570,552
Unrealized depreciation	(208)

Net unrealized appreciation (depreciation)	$570,344

# Represents non-income producing security.

* Pledged as collateral on futures contracts.

** Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2006 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 94.5%

iShares MSCI Emerging Markets Index Fund	17,400		1,722,600
iShares MSCI EMU Index Fund	25,500		2,222,325
iShares MSCI Japan Index Fund	85,500		1,231,200
iShares Russell Midcap Value Index Fund	6,340		845,756
iShares Russell 2000 Growth Index Fund	21,900		1,745,430
iShares Russell 1000 Value Index Fund	27,600		2,017,836
iShares S&P MidCap 400 Growth Index Fund	10,800		869,400
NASDAQ 100 Index Tracking Stock	22,670		950,553
PowerShares Dynamic Insurance Portfolio	60,000		1,011,600
PowerShares Dynamic Large Cap Growth Portfolio	169,910		2,810,312
PowerShares Dynamic OTC Portfolio	16,600		872,496

Total Registered Investment Companies	(Cost $16,088,289)		16,299,508

U.S. Government Obligations - 1.1%

U.S. Treasury Bill, 4.50%, due 06/08/2006 *	200,000		198,271

Total U.S. Government Obligations	(Cost $198,400)		198,271

Repurchase Agreements - 4.5%

Morgan Stanley DW, Inc., 4.935%, 04/03/2006, (Collateralized by $768,000 various Commercial Papers, Certificates of Deposit, Treasury Strip, FNMAs and FHLMCs, at 4.00% - 5.50%, due 04/05/2006 - 08/15/2021, value - $783,381) purchase date 03/31/2006	768,000		768,000

Total Repurchase Agreements	(Cost $768,000)		768,000

Total Investments - 100.1%	(Cost $17,054,689	)(a)	17,265,779

Liabilities less Other Assets - (0.1%)			(24,430)

Total Net Assets - 100.0%			17,241,349

Trustee Deferred Compensation**

The Flex-funds Dynamic Growth Fund	531		4,699
The Flex-funds Quantex Fund	331		6,140
The Flex-funds Muirfield Fund	1,198		6,553
The Flex-funds Total Return Utilities Fund	84		1,657

Total Trustee Deferred Compensation	(Cost $15,280)		19,049

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2006, notional value $977,475	3		(6,184)

Total Futures Contracts			(6,184)

(a)      Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$219,411
Unrealized depreciation	(8,321)

Net unrealized appreciation (depreciation)	$211,090

#	Represents non-income producing securities.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2006 (unaudited)

The Defensive Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 94.9%

iShares MSCI EMU Index Fund	46,821		4,080,449
iShares MSCI Japan Index Fund	95,369		1,373,314
iShares Russell Midcap Value Index Fund	14,056		1,875,070
iShares Russell 2000 Growth Index Fund	16,995		1,354,502
iShares Russell 1000 Value Index Fund	58,456		4,273,718
iShares S&P MidCap 400 Growth Index Fund	33,481		2,695,221
iShares S&P 500 Growth Index Fund	39,543		2,408,169
NASDAQ 100 Index Tracking Stock	45,300		1,899,429
PowerShares Dynamic Insurance Portfolio	71,867		1,211,678
PowerShares Dynamic Large Cap Growth Portfolio	186,918		3,091,624
PowerShares Dynamic OTC Portfolio	25,795		1,355,785

Total Registered Investment Companies	(Cost $25,330,740)		25,618,959

U.S. Government Obligations - 0.3%

U.S. Treasury Bill, 4.51%, due 06/29/06 *	90,000		88,988

Total U.S. Government Obligations	(Cost $89,019)		88,988

Repurchase Agreements - 11.7%

Morgan Stanley DW, Inc., 4.935%, 04/03/2006, (Collateralized by $3,157,000 various Commercial Papers, Certificates of Deposit, Treasury Strip, FNMAs and FHLMCs, at 4.00% - 5.50%, due 04/05/2006 - 08/15/2021, value - $3,220,226) purchase date 03/31/2006	3,157,000		3,157,000

Total Repurchase Agreements	(Cost $3,157,000)		3,157,000

Total Investments - 106.9%	(Cost $28,576,759	)(a)	28,864,947

Liabilities less Other Assets - (6.9%)			(1,854,579)

Total Net Assets - 100.0%			27,010,368

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2006, notional value $1,303,300	4		(8,245)

Total Futures Contracts			(8,245)

(a)      Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$288,219
Unrealized depreciation	(31)

Net unrealized appreciation (depreciation)	$288,188

#	Represents non-income producing securities.

*	Pledged as collateral on futures contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2006 (unaudited)

The Focused Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 94.6%

iShares MSCI EMU Index Fund	42,188		3,676,684
iShares MSCI Japan Index Fund	86,091		1,239,710
iShares Russell Midcap Value Index Fund	8,962		1,195,531
iShares Russell 2000 Growth Index Fund	15,308		1,220,048
iShares Russell 1000 Value Index Fund	55,985		4,093,063
iShares S&P 500 Growth Index Fund	27,690		1,686,321
iShares S&P MidCap 400 Growth Index Fund	27,189		2,188,715
NASDAQ 100 Index Tracking Stock	58,400		2,448,712
PowerShares Dynamic Insurance Portfolio	71,890		1,212,065
PowerShares Dynamic Large Cap Growth Portfolio	161,525		2,671,624
PowerShares Dynamic OTC Portfolio	27,996		1,471,470

Total Registered Investment Companies	(Cost $22,831,202)		23,103,943

U.S. Government Obligations - 0.3%

U.S. Treasury Bill, 4.51%, due 06/29/06 *	75,000		74,156

Total U.S. Government Obligations	(Cost $74,183)		74,156

Repurchase Agreements - 12.9%

Morgan Stanley DW, Inc., 4.935%, 04/03/2006, (Collateralized by $3,151,000 various Commercial Papers, Certificates of Deposit, Treasury Strip, FNMAs and FHLMCs, at 4.00% - 5.50%, due 04/05/2006 - 08/15/2021, value - $3,214,106) purchase date 03/31/2006	3,151,000		3,151,000

Total Repurchase Agreements	(Cost $3,151,000)		3,151,000

Total Investments - 107.8%	(Cost $26,056,385	)(a)	26,329,099

Liabilities less Other Assets - (7.8%)			(1,906,856)

Total Net Assets - 100.0%			24,422,243

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2006, notional value $1,303,300	4		(8,245)

Total Futures Contracts			(8,245)

(a)      Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$272,740
Unrealized depreciation	(26)

Net unrealized appreciation (depreciation)	$272,714

#	Represents non-income producing securities.

*	Pledged as collateral on futures contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2006 (unaudited)

The U.S. Government Bond Fund

Security Description	Principal Amount ($) or Shares		Value ($)
Registered Investment Companies - 9.9%

iShares GS$ InvesTop Corporate Bond Fund	5,800		610,972

Total Registered Investment Companies	(Cost $642,176)		610,972

U.S. Government Obligations - 82.5%

Federal Farm Credit, 2.32%, due 12/26/06	500,000		490,041
Federal Farm Credit, 2.25%, due 06/28/07	500,000		483,093
Federal Home Loan Bank, 3.125%, due 05/21/07	400,000		391,362
Federal Home Loan Bank, 3.00%, due 12/28/07	400,000		386,421
Freddie Mac, 3.00%, due 06/02/06	800,000		797,421
U.S. Treasury Inflation Protected Security, 3.375%, due 01/15/07	500,680		506,078
U.S. Treasury Note, 6.50%, due 10/15/06	500,000		504,141
U.S. Treasury Note, 4.00%, due 06/15/09	200,000		195,094
U.S. Treasury Note, 5.00%, due 08/15/11	770,000		776,738
U.S. Treasury Note, 4.375%, due 08/15/12	300,000		292,172
U.S. Treasury Note, 4.00%, due 11/15/12	300,000		285,515

Total U.S. Government Obligations	(Cost $5,154,780)		5,108,076

Repurchase Agreements - 7.3%

Morgan Stanley DW, Inc., 4.935%, 04/03/06, (Collateralized by $455,000 various Commercial Papers, Certificates of Deposit, Treasury Strip, FNMAs and FHLMCs, at 4.00% - 5.50%, due 04/05/2006 - 08/15/2021, value - $464,112) purchase date 3/31/06	455,000		455,000

Total Repurchase Agreements	(Cost $455,000)		455,000

Total Investments - 99.7%	(Cost $6,251,956	)(a)	6,174,048

Other Assets less Liabilities - 0.3%			18,545

Total Net Assets - 100.0%			6,192,593

Trustee Deferred Compensation*

The Flex-funds Dynamic Growth Fund	697		6,168
The Flex-funds Quantex Fund	420		7,791
The Flex-funds Muirfield Fund	1,540		8,424
The Flex-funds Total Return Utilities Fund	133		2,624

Total Trustee Deferred Compensation	(Cost $19,519)		25,007

(a)      Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $48,816. Cost for federal income tax purposes of $6,300,772 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(126,724)

Net unrealized appreciation (depreciation)	$(126,724)

* Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2006 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares	Value ($)
Corporate Obligations - 86.5%

Abbott Laboratories	5.63%		07/01/06	2,000,000	2,002,284
American Honda Finance	2.88%		04/03/06	4,000,000	4,000,000
Aquarium Holdings, KY**	4.77	%*	04/06/06	108,000	108,000
AT&T Inc.	5.75%		05/02/06	5,500,000	5,504,860
Bath Technologies, Inc.**	4.94	%*	04/06/06	1,175,000	1,175,000
Bear Stearns Co., Inc.	6.50%		05/01/06	2,000,000	2,002,829
Beaver Creek Enterprise**	4.89	%*	04/06/06	1,875,000	1,875,000
Bellsouth Corp.**	4.26	%*	04/26/06	3,235,000	3,234,092
Boeing Capital Corp.	5.65%		05/15/06	1,540,000	1,541,294
Cargill Inc.**	6.25%		05/01/06	6,575,000	6,583,397
Cascade Plaza Project**	4.89	%*	04/06/06	7,858,000	7,858,000
Citicorp	7.04%		04/25/06	2,000,000	2,002,879
Clark Grave Vault Co.**	4.77	%*	04/06/06	600,000	600,000
Don’s Launderers-Cleaners, Inc.**	4.77	%*	04/06/06	900,000	900,000
Espanola/Nambe**	4.99	%*	04/06/06	325,000	325,000
FPL Group Capital	3.25%		04/11/06	5,033,000	5,031,687
General Dynamics Co.	2.13%		05/15/06	4,608,000	4,595,243
Gordon Flesch Co. Project**	4.89	%*	04/06/06	700,000	700,000
Honeywell International	8.00%		05/15/06	3,550,000	3,562,974
HSBC Finance Corp.	7.25%		05/15/06	4,000,000	4,011,050
HSBC Finance Corp.	7.20%		07/15/06	2,500,000	2,514,469
Isaac Tire, Inc.**	4.77	%*	04/06/06	805,000	805,000
Jim White Co.**	5.00	%*	04/06/06	715,000	715,000
J2T LLC**	5.00	%*	04/06/06	2,080,000	2,080,000
K.L. Morris, Inc.**	4.77	%*	04/06/06	2,015,000	2,015,000
Keiser Street, Inc.**	4.89	%*	04/06/06	1,570,000	1,570,000
Key Corp.**	4.99	%*	05/23/06	3,000,000	3,000,603
Lehman Brothers Holdings	6.25%		05/15/06	890,000	891,694
Martin Wheel Co, Inc.**	5.13	%*	04/06/06	2,195,000	2,195,000
MBIA Global Funding LLC**	4.63%		04/20/06	2,500,000	2,499,935
Mega Star Arbor LLC**	5.00	%*	04/06/06	4,270,000	4,270,000
MetLife Insurance Co.***	4.56	%*	04/03/06	7,500,000	7,500,000
Midamerican Energy Co.	6.38%		06/15/06	1,575,000	1,579,940
Morgan Stanley	6.10%		04/15/06	6,425,000	6,428,526
Mubea, Inc.**	4.90	%*	04/06/06	2,800,000	2,800,000
National Rural Utilities	6.00%		05/15/06	3,000,000	3,003,910
Nestle Finance	4.24%		05/08/06	7,000,000	6,996,349

Nike, Inc.	5.50%		08/15/06	1,000,000		1,001,790
O.K.I. Supply Co.**	4.77	%*	04/06/06	1,095,000		1,095,000
Osco Industries, Inc.**	4.98	%*	04/06/06	600,000		600,000
PNC Funding Corp.	5.75%		08/01/06	2,000,000		2,005,556
Pro Tire, Inc.**	4.77	%*	04/06/06	965,000		965,000
Protective Life**	5.88%		08/15/06	1,410,000		1,414,393
SBC Communications**	4.39%		06/05/06	1,925,000		1,922,937
Seariver Maritime, Inc.	4.62	%*	04/03/06	3,500,000		3,500,000
SGS Tool Co.**	4.99	%*	04/06/06	120,000		120,000
Springside Corp Exchange Partners LLC**	4.89	%*	04/06/06	2,000,000		2,000,000
Sysco Corp.	7.00%		05/01/06	1,500,000		1,502,773
Taylor Brothers Properties LLC**	4.77	%*	04/06/06	1,115,000		1,115,000
Wells Fargo Co.	5.90%		05/21/06	4,000,000		4,006,390
White Castle Project**	4.89	%*	04/06/06	5,000,000		5,000,000

Total Corporate Obligations				(Cost $134,727,854)		134,727,854

U.S. Government Agency Obligations - 2.6%

Fannie Mae	2.00%		04/12/06	500,000		499,695
Federal Home Loan Bank	4.20	%*	04/24/06	2,000,000		2,000,000
Federal Home Loan Bank	2.65%		05/05/06	125,000		124,775
Federal Home Loan Bank	4.00	%*	06/21/06	400,000		399,566
Federal Home Loan Bank	2.75%		08/07/06	1,000,000		992,596

Total U.S. Government Agency Obligations				(Cost $4,016,632)		4,016,632

Repurchase Agreements - 9.9%

Morgan Stanley DW, Inc., 4.935%, 04/03/06, (Collateralized by $18,170,695 various Commercial Papers, Certificates of Deposit, Treasury Strips, FNMAs, and FHLMCs, at 4.00% - 5.50%, due 04/05/2006 - 08/15/2021, value - $15,700,260) purchase date 03/31/2006				15,392,000		15,392,000

Total Repurchase Agreements				(Cost $15,392,000)		15,392,000

Total Investments - 99.0%				(Cost $154,136,486	) (a)	154,136,486

Other Assets less Liabilities - 1.0%						1,548,712

Total Net Assets - 100.0%						155,685,198

Trustee Deferred Compensation****

The Flex-funds Dynamic Growth Fund				1,181		10,452
The Flex-funds Quantex Fund				682		12,651
The Flex-funds Muirfield Fund				2,591		14,173
The Flex-funds Total Return Utilities Fund				245		4,834

Total Trustee Deferred Compensation				(Cost $37,447)		42,110

(a)	Cost for federal income tax and financial reporting purposes are the same.

*	Variable rate security. Interest rate is as of March 31, 2006. Maturity date reflects the next rate change date.

**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of March 31, 2006, securities restricted as to resale to institutional investors represented 38.6% of Total Investments.

***	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of March 31, 2006, illiquid securities represented 4.9% of Total Investments.

****	Assets of affiliates to The Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 19, 2006

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 19, 2006